SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Office, ii) Retail, iii) LP Investments and iv) Corporate. This is consistent with how the partnership presents financial information to the CODM. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.
b)Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”).

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

c)Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2025 and 2024:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2025	2024	2025	2024
Office	$445	$499	$(33)	$6
Retail	364	376	89	65
LP Investments	958	1,486	11	(10)
Corporate	35	62	(211)	(194)
Total	$1,802	$2,423	$(144)	$(133)

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2025	2024	2025	2024
Office	$920	$983	$(18)	$(6)
Retail	730	771	168	171
LP Investments	1,829	2,874	21	(28)
Corporate	72	115	(428)	(392)
Total	$3,551	$4,743	$(257)	$(255)

The following summaries present the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2025 and 2024:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2025
Office	$286	$106	$7	$46	$445
Retail	267	64	—	33	364
LP Investments	355	65	405	133	958
Corporate	—	—	—	35	35
Total	$908	$235	$412	$247	$1,802

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2024
Office	$324	$115	$7	$53	$499
Retail	279	70	—	27	376
LP Investments	639	118	675	54	1,486
Corporate	—	—	—	62	62
Total	$1,242	$303	$682	$196	$2,423

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2025
Office	$603	$210	$14	$93	$920
Retail	535	127	—	68	730
LP Investments	785	147	733	164	1,829
Corporate	—	—	—	72	72
Total	$1,923	$484	$747	$397	$3,551

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2024
Office	$653	$232	$14	$84	$983
Retail	570	138	—	63	771
LP Investments	1,255	236	1,263	120	2,874
Corporate	—	—	—	115	115
Total	$2,478	$606	$1,277	$382	$4,743

The following summaries present certain consolidated income statement items from the partnership’s operating segments for the three and six months ended June 30, 2025 and 2024:

(US$ Millions)	Direct commercial property expense		Direct hospitality expense
Three months ended Jun. 30,	2025	2024	2025	2024
Office	$196	$203	$5	$5
Retail	104	112	—	—
LP Investments	174	283	286	530
Corporate	—	2	—	1
Total	$474	$600	$291	$536

(US$ Millions)	Direct commercial property expense		Direct hospitality expense
Six months ended Jun. 30,	2025	2024	2025	2024
Office	$382	$406	$11	$11
Retail	204	226	—	—
LP Investments	376	577	561	1,057
Corporate	—	2	—	1
Total	$962	$1,211	$572	$1,069

(US$ Millions)	Share of net earnings (losses) from equity accounted investments		Interest expense
Three months ended Jun. 30,	2025	2024	2025	2024
Office	$43	$(35)	$(193)	$(229)
Retail	107	168	(182)	(205)
LP Investments	42	(22)	(391)	(735)
Corporate	—	—	(92)	(112)
Total	$192	$111	$(858)	$(1,281)

(US$ Millions)	Share of net earnings (losses) from equity accounted investments		Interest expense
Six months ended Jun. 30,	2025	2024	2025	2024
Office	$104	$(54)	$(379)	$(462)
Retail	224	305	(367)	(383)
LP Investments	90	(8)	(857)	(1,432)
Corporate	—	—	(195)	(217)
Total	$418	$243	$(1,798)	$(2,494)
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2025 and December 31, 2024:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Office	$30,524	$29,656	$15,376	$14,954	$8,298	$7,805
Retail	30,647	30,693	11,188	12,266	9,984	9,823
LP Investments	36,442	40,812	25,321	30,183	2,445	1,919
Corporate	1,272	1,430	6,798	6,939	—	—
Total	$98,885	$102,591	$58,683	$64,342	$20,727	$19,547

The following summary presents a reconciliation of FFO to net loss for the three and six months ended June 30, 2025 and 2024:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
FFO(1)	$(144)	$(133)	$(257)	$(255)
Depreciation and amortization of real estate assets	(49)	(84)	(97)	(171)
Fair value gains (losses), net	47	(508)	(63)	(880)
Share of equity accounted earnings - non-FFO	72	8	169	5
Income tax expense	(30)	(47)	(19)	(129)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(211)	281	(267)	562
Net loss attributable to unitholders(2)	(315)	(483)	(534)	(868)
Non-controlling interests of others in operating subsidiaries and properties	269	(306)	359	(630)
Net loss	$(46)	$(789)	$(175)	$(1,498)
(1)FFO represents interests attributable to GP Units, LP Units, REUs, Special LP Units and FV LTIP Units. The interests attributable to REUs, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated income statements.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, REUs, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, REUs, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated income statements.